Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB PORTFOLIOS
Entity Central Index Key	0000812015
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000029018
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Advisor Class
Trading Symbol	ABWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$72	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.82%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period ended June 30, 2026, the Fund underperformed the MSCI ACWI (net) (the “benchmark”). Equities contributed the majority of the Portfolio's absolute returns. Fixed-income investments and diversifying strategies also contributed positively, benefiting from active management and tactical positioning across asset classes. Within equities, active positioning detracted from relative results, while actively managed fixed-income strategies contributed positively. Diversifying strategies also added value, led by tactical asset allocation, merger arbitrage and systematic macro exposures. Overall, contributions from fixed income and diversifying strategies were not sufficient to offset weaker relative results within equities.

During the 10-month period, the Fund used derivatives for hedging and investment purposes. Currency futures, credit default swaps, written options and total return swaps contributed to performance, while currency forwards, interest rate swaps and purchased options detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
06/16	$10,000	$10,000	$10,000
06/17	$11,071	$11,878	$9,959
06/18	$11,451	$13,153	$10,123
06/19	$12,165	$13,908	$10,913
06/20	$11,647	$14,202	$11,575
06/21	$14,690	$19,778	$11,584
06/22	$12,411	$16,663	$10,548
06/23	$12,833	$19,417	$10,603
06/24	$14,275	$23,179	$11,048
06/25	$15,950	$26,927	$11,728
06/26	$18,432	$33,301	$12,100

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	15.56%	4.64%	6.31%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.17%	0.88%	1.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 426,997,434
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 1,890,133	[2]
InvestmentCompanyPortfolioTurnover	158.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$426,997,434
# of Portfolio Holdings	711
Portfolio Turnover Rate	158%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,890,133Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	32.8%
Investment Companies	20.5%
Governments - Treasuries	13.5%
Corporates - Investment Grade	9.7%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.8%
Commercial Mortgage-Backed Securities	1.4%
Inflation-Linked Securities	1.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029015
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class A
Trading Symbol	ABWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.07%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period ended June 30, 2026, the Fund underperformed the MSCI ACWI (net) (the “benchmark”). Equities contributed the majority of the Portfolio's absolute returns. Fixed-income investments and diversifying strategies also contributed positively, benefiting from active management and tactical positioning across asset classes. Within equities, active positioning detracted from relative results, while actively managed fixed-income strategies contributed positively. Diversifying strategies also added value, led by tactical asset allocation, merger arbitrage and systematic macro exposures. Overall, contributions from fixed income and diversifying strategies were not sufficient to offset weaker relative results within equities.

During the 10-month period, the Fund used derivatives for hedging and investment purposes. Currency futures, credit default swaps, written options and total return swaps contributed to performance, while currency forwards, interest rate swaps and purchased options detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
06/16	$9,573	$10,000	$10,000
06/17	$10,570	$11,878	$9,959
06/18	$10,902	$13,153	$10,123
06/19	$11,557	$13,908	$10,913
06/20	$11,041	$14,202	$11,575
06/21	$13,881	$19,778	$11,584
06/22	$11,703	$16,663	$10,548
06/23	$12,073	$19,417	$10,603
06/24	$13,389	$23,179	$11,048
06/25	$14,925	$26,927	$11,728
06/26	$17,200	$33,301	$12,100

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	15.24%	4.38%	6.03%
Class A (with sales charges)	10.36%	3.48%	5.57%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.17%	0.88%	1.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 426,997,434
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 1,890,133	[4]
InvestmentCompanyPortfolioTurnover	158.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$426,997,434
# of Portfolio Holdings	711
Portfolio Turnover Rate	158%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,890,133Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	32.8%
Investment Companies	20.5%
Governments - Treasuries	13.5%
Corporates - Investment Grade	9.7%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.8%
Commercial Mortgage-Backed Securities	1.4%
Inflation-Linked Securities	1.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029017
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class C
Trading Symbol	ABWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.82%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period ended June 30, 2026, the Fund underperformed the MSCI ACWI (net) (the “benchmark”). Equities contributed the majority of the Portfolio's absolute returns. Fixed-income investments and diversifying strategies also contributed positively, benefiting from active management and tactical positioning across asset classes. Within equities, active positioning detracted from relative results, while actively managed fixed-income strategies contributed positively. Diversifying strategies also added value, led by tactical asset allocation, merger arbitrage and systematic macro exposures. Overall, contributions from fixed income and diversifying strategies were not sufficient to offset weaker relative results within equities.

During the 10-month period, the Fund used derivatives for hedging and investment purposes. Currency futures, credit default swaps, written options and total return swaps contributed to performance, while currency forwards, interest rate swaps and purchased options detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
06/16	$10,000	$10,000	$10,000
06/17	$10,956	$11,878	$9,959
06/18	$11,215	$13,153	$10,123
06/19	$11,801	$13,908	$10,913
06/20	$11,187	$14,202	$11,575
06/21	$13,962	$19,778	$11,584
06/22	$11,678	$16,663	$10,548
06/23	$11,952	$19,417	$10,603
06/24	$13,160	$23,179	$11,048
06/25	$14,562	$26,927	$11,728
06/26	$16,651	$33,301	$12,100

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	14.35%	3.59%	5.23%
Class C (with sales charges)	13.35%	3.59%	5.23%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.17%	0.88%	1.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 426,997,434
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 1,890,133	[6]
InvestmentCompanyPortfolioTurnover	158.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$426,997,434
# of Portfolio Holdings	711
Portfolio Turnover Rate	158%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,890,133Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	32.8%
Investment Companies	20.5%
Governments - Treasuries	13.5%
Corporates - Investment Grade	9.7%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.8%
Commercial Mortgage-Backed Securities	1.4%
Inflation-Linked Securities	1.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029021
Shareholder Report [Line Items]
Fund Name	AB All Market Total Return Portfolio
Class Name	Class I
Trading Symbol	ABWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABWIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.82%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period ended June 30, 2026, the Fund underperformed the MSCI ACWI (net) (the “benchmark”). Equities contributed the majority of the Portfolio's absolute returns. Fixed-income investments and diversifying strategies also contributed positively, benefiting from active management and tactical positioning across asset classes. Within equities, active positioning detracted from relative results, while actively managed fixed-income strategies contributed positively. Diversifying strategies also added value, led by tactical asset allocation, merger arbitrage and systematic macro exposures. Overall, contributions from fixed income and diversifying strategies were not sufficient to offset weaker relative results within equities.

During the 10-month period, the Fund used derivatives for hedging and investment purposes. Currency futures, credit default swaps, written options and total return swaps contributed to performance, while currency forwards, interest rate swaps and purchased options detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI All Country World Index (net)	Bloomberg Global Aggregate Bond Index (USD hedged)
06/16	$10,000	$10,000	$10,000
06/17	$11,073	$11,878	$9,959
06/18	$11,441	$13,153	$10,123
06/19	$12,154	$13,908	$10,913
06/20	$11,640	$14,202	$11,575
06/21	$14,669	$19,778	$11,584
06/22	$12,385	$16,663	$10,548
06/23	$12,807	$19,417	$10,603
06/24	$14,350	$23,179	$11,048
06/25	$16,028	$26,927	$11,728
06/26	$18,523	$33,301	$12,100

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	15.57%	4.78%	6.36%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
Bloomberg Global Aggregate Bond Index (USD hedged)	3.17%	0.88%	1.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 426,997,434
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 1,890,133	[8]
InvestmentCompanyPortfolioTurnover	158.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$426,997,434
# of Portfolio Holdings	711
Portfolio Turnover Rate	158%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,890,133Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	32.8%
Investment Companies	20.5%
Governments - Treasuries	13.5%
Corporates - Investment Grade	9.7%
Mortgage Pass-Throughs	5.7%
Collateralized Mortgage Obligations	1.8%
Commercial Mortgage-Backed Securities	1.4%
Inflation-Linked Securities	1.4%
Others	4.8%
Short-Term Investments	10.6%
Other assets less liabilities	-2.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029000
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Advisor Class
Trading Symbol	AGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$79	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.83%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by security selection, relative to the benchmark. Selection within health care and consumer discretionary detracted the most from overall performance, while technology and consumer staples contributed throughout the period. Overall sector allocation was negative; losses from overweights to financials, communication services and materials could not be offset by gains from overweights to industrials and health care and an underweight to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index	Russell 3000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,227	$11,790	$12,072
06/18	$15,376	$13,484	$14,784
06/19	$17,627	$14,889	$16,352
06/20	$20,791	$16,006	$19,940
06/21	$28,749	$22,536	$28,512
06/22	$22,114	$20,144	$22,873
06/23	$27,562	$24,091	$28,958
06/24	$36,812	$30,006	$38,287
06/25	$42,622	$34,556	$44,752
06/26	$47,364	$42,271	$52,917

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	11.12%	10.50%	16.83%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 3000 Growth Index	18.24%	13.17%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,548,419,368
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 10,317,409	[10]
InvestmentCompanyPortfolioTurnover	44.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,548,419,368
# of Portfolio Holdings	62
Portfolio Turnover Rate	44%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,317,409Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	38.6%
Communication Services	16.7%
Industrials	12.2%
Health Care	9.4%
Consumer Discretionary	9.3%
Financials	5.6%
Consumer Staples	4.7%
Materials	0.6%
Short-Term Investments	3.3%
Other assets less liabilities	-0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$143,836,897	9.3%
Alphabet, Inc. - Class C	$138,012,111	8.9%
Broadcom, Inc.	$84,484,543	5.5%
Amazon.com, Inc.	$78,183,624	5.0%
Microsoft Corp.	$67,201,418	4.3%
Meta Platforms, Inc. - Class A	$65,011,552	4.2%
Visa, Inc. - Class A	$54,647,718	3.6%
Eli Lilly & Co.	$51,334,405	3.3%
Lam Research Corp.	$43,562,665	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$36,912,340	2.4%
Total	$763,187,273	49.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028997
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class A
Trading Symbol	AGRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRFX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.08%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by security selection, relative to the benchmark. Selection within health care and consumer discretionary detracted the most from overall performance, while technology and consumer staples contributed throughout the period. Overall sector allocation was negative; losses from overweights to financials, communication services and materials could not be offset by gains from overweights to industrials and health care and an underweight to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 3000 Growth Index
06/16	$9,575	$10,000	$10,000
06/17	$11,676	$11,790	$12,072
06/18	$14,649	$13,484	$14,784
06/19	$16,754	$14,889	$16,352
06/20	$19,710	$16,006	$19,940
06/21	$27,187	$22,536	$28,512
06/22	$20,859	$20,144	$22,873
06/23	$25,934	$24,091	$28,958
06/24	$34,550	$30,006	$38,287
06/25	$39,905	$34,556	$44,752
06/26	$44,233	$42,271	$52,917

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	10.85%	10.22%	16.54%
Class A (with sales charges)	6.14%	9.27%	16.03%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 3000 Growth Index	18.24%	13.17%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,548,419,368
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 10,317,409	[12]
InvestmentCompanyPortfolioTurnover	44.00%	[12]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,548,419,368
# of Portfolio Holdings	62
Portfolio Turnover Rate	44%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,317,409Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	38.6%
Communication Services	16.7%
Industrials	12.2%
Health Care	9.4%
Consumer Discretionary	9.3%
Financials	5.6%
Consumer Staples	4.7%
Materials	0.6%
Short-Term Investments	3.3%
Other assets less liabilities	-0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$143,836,897	9.3%
Alphabet, Inc. - Class C	$138,012,111	8.9%
Broadcom, Inc.	$84,484,543	5.5%
Amazon.com, Inc.	$78,183,624	5.0%
Microsoft Corp.	$67,201,418	4.3%
Meta Platforms, Inc. - Class A	$65,011,552	4.2%
Visa, Inc. - Class A	$54,647,718	3.6%
Eli Lilly & Co.	$51,334,405	3.3%
Lam Research Corp.	$43,562,665	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$36,912,340	2.4%
Total	$763,187,273	49.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028999
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class C
Trading Symbol	AGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.83%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by security selection, relative to the benchmark. Selection within health care and consumer discretionary detracted the most from overall performance, while technology and consumer staples contributed throughout the period. Overall sector allocation was negative; losses from overweights to financials, communication services and materials could not be offset by gains from overweights to industrials and health care and an underweight to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 3000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,102	$11,790	$12,072
06/18	$15,069	$13,484	$14,784
06/19	$17,108	$14,889	$16,352
06/20	$19,976	$16,006	$19,940
06/21	$27,346	$22,536	$28,512
06/22	$20,825	$20,144	$22,873
06/23	$25,691	$24,091	$28,958
06/24	$33,974	$30,006	$38,287
06/25	$38,955	$34,556	$44,752
06/26	$42,813	$42,271	$52,917

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	9.92%	9.38%	15.65%
Class C (with sales charges)	8.95%	9.38%	15.65%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 3000 Growth Index	18.24%	13.17%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,548,419,368
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 10,317,409	[14]
InvestmentCompanyPortfolioTurnover	44.00%	[14]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,548,419,368
# of Portfolio Holdings	62
Portfolio Turnover Rate	44%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,317,409Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	38.6%
Communication Services	16.7%
Industrials	12.2%
Health Care	9.4%
Consumer Discretionary	9.3%
Financials	5.6%
Consumer Staples	4.7%
Materials	0.6%
Short-Term Investments	3.3%
Other assets less liabilities	-0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$143,836,897	9.3%
Alphabet, Inc. - Class C	$138,012,111	8.9%
Broadcom, Inc.	$84,484,543	5.5%
Amazon.com, Inc.	$78,183,624	5.0%
Microsoft Corp.	$67,201,418	4.3%
Meta Platforms, Inc. - Class A	$65,011,552	4.2%
Visa, Inc. - Class A	$54,647,718	3.6%
Eli Lilly & Co.	$51,334,405	3.3%
Lam Research Corp.	$43,562,665	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$36,912,340	2.4%
Total	$763,187,273	49.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029003
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class I
Trading Symbol	AGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGFIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.87%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by security selection, relative to the benchmark. Selection within health care and consumer discretionary detracted the most from overall performance, while technology and consumer staples contributed throughout the period. Overall sector allocation was negative; losses from overweights to financials, communication services and materials could not be offset by gains from overweights to industrials and health care and an underweight to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index	Russell 3000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,243	$11,790	$12,072
06/18	$15,416	$13,484	$14,784
06/19	$17,693	$14,889	$16,352
06/20	$20,891	$16,006	$19,940
06/21	$28,907	$22,536	$28,512
06/22	$22,249	$20,144	$22,873
06/23	$27,755	$24,091	$28,958
06/24	$36,945	$30,006	$38,287
06/25	$42,747	$34,556	$44,752
06/26	$47,474	$42,271	$52,917

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	11.07%	10.43%	16.85%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 3000 Growth Index	18.24%	13.17%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,548,419,368
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 10,317,409	[16]
InvestmentCompanyPortfolioTurnover	44.00%	[16]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,548,419,368
# of Portfolio Holdings	62
Portfolio Turnover Rate	44%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,317,409Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	38.6%
Communication Services	16.7%
Industrials	12.2%
Health Care	9.4%
Consumer Discretionary	9.3%
Financials	5.6%
Consumer Staples	4.7%
Materials	0.6%
Short-Term Investments	3.3%
Other assets less liabilities	-0.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$143,836,897	9.3%
Alphabet, Inc. - Class C	$138,012,111	8.9%
Broadcom, Inc.	$84,484,543	5.5%
Amazon.com, Inc.	$78,183,624	5.0%
Microsoft Corp.	$67,201,418	4.3%
Meta Platforms, Inc. - Class A	$65,011,552	4.2%
Visa, Inc. - Class A	$54,647,718	3.6%
Eli Lilly & Co.	$51,334,405	3.3%
Lam Research Corp.	$43,562,665	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$36,912,340	2.4%
Total	$763,187,273	49.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029036
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Advisor Class
Trading Symbol	ATWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$41	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.45%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$11,663	$11,878
06/18	$12,997	$13,153
06/19	$13,536	$13,908
06/20	$13,579	$14,202
06/21	$18,751	$19,778
06/22	$16,014	$16,663
06/23	$18,371	$19,417
06/24	$22,449	$23,179
06/25	$25,617	$26,927
06/26	$31,572	$33,301

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	23.25%	10.98%	12.18%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,082,316,867
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 3,250,699	[18]
InvestmentCompanyPortfolioTurnover	21.00%	[18]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,082,316,867
# of Portfolio Holdings	107
Portfolio Turnover Rate	21%Footnote Reference+
Total Advisory Fees Paid (Net)	$3,250,699Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	62.3%
Investment Companies	37.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029033
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Class A
Trading Symbol	ATWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.70%	[19]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI All Country World Index (net)
06/16	$9,577	$10,000
06/17	$11,140	$11,878
06/18	$12,383	$13,153
06/19	$12,863	$13,908
06/20	$12,872	$14,202
06/21	$17,732	$19,778
06/22	$15,102	$16,663
06/23	$17,281	$19,417
06/24	$21,067	$23,179
06/25	$23,981	$26,927
06/26	$29,477	$33,301

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	22.92%	10.70%	11.90%
Class A (with sales charges)	17.67%	9.74%	11.42%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,082,316,867
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 3,250,699	[20]
InvestmentCompanyPortfolioTurnover	21.00%	[20]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,082,316,867
# of Portfolio Holdings	107
Portfolio Turnover Rate	21%Footnote Reference+
Total Advisory Fees Paid (Net)	$3,250,699Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	62.3%
Investment Companies	37.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029035
Shareholder Report [Line Items]
Fund Name	AB Tax-Managed Wealth Appreciation Strategy
Class Name	Class C
Trading Symbol	ATWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATWCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.45%	[21]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$11,550	$11,878
06/18	$12,742	$13,153
06/19	$13,138	$13,908
06/20	$13,051	$14,202
06/21	$17,836	$19,778
06/22	$15,082	$16,663
06/23	$17,115	$19,417
06/24	$20,705	$23,179
06/25	$23,387	$26,927
06/26	$28,535	$33,301

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	22.01%	9.85%	11.05%
Class C (with sales charges)	21.01%	9.85%	11.05%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,082,316,867
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 3,250,699	[22]
InvestmentCompanyPortfolioTurnover	21.00%	[22]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,082,316,867
# of Portfolio Holdings	107
Portfolio Turnover Rate	21%Footnote Reference+
Total Advisory Fees Paid (Net)	$3,250,699Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	62.3%
Investment Companies	37.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029029
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Advisor Class
Trading Symbol	AWAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWAYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$42	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.46%	[23]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$11,596	$11,878
06/18	$12,896	$13,153
06/19	$13,448	$13,908
06/20	$13,518	$14,202
06/21	$18,760	$19,778
06/22	$16,025	$16,663
06/23	$18,432	$19,417
06/24	$22,570	$23,179
06/25	$25,824	$26,927
06/26	$31,882	$33,301

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	23.46%	11.19%	12.29%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,545,686,384
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,610,719	[24]
InvestmentCompanyPortfolioTurnover	23.00%	[24]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,545,686,384
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%Footnote Reference+
Total Advisory Fees Paid (Net)	$4,610,719Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	61.7%
Investment Companies	37.6%
Short-Term Investments	0.9%
Other assets less liabilities	-0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029026
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Class A
Trading Symbol	AWAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWAAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.71%	[25]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI All Country World Index (net)
06/16	$9,577	$10,000
06/17	$11,081	$11,878
06/18	$12,298	$13,153
06/19	$12,786	$13,908
06/20	$12,821	$14,202
06/21	$17,747	$19,778
06/22	$15,117	$16,663
06/23	$17,352	$19,417
06/24	$21,192	$23,179
06/25	$24,185	$26,927
06/26	$29,786	$33,301

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	23.16%	10.91%	12.02%
Class A (with sales charges)	17.93%	9.95%	11.53%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,545,686,384
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,610,719	[26]
InvestmentCompanyPortfolioTurnover	23.00%	[26]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,545,686,384
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%Footnote Reference+
Total Advisory Fees Paid (Net)	$4,610,719Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	61.7%
Investment Companies	37.6%
Short-Term Investments	0.9%
Other assets less liabilities	-0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029028
Shareholder Report [Line Items]
Fund Name	AB Wealth Appreciation Strategy
Class Name	Class C
Trading Symbol	AWACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	1.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.47%	[27]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 10-month period from September 1, 2025, through June 30, 2026, all share classes of the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges. The primary driver of this underperformance was negative sector selection, particularly due to an underweight position in the technology sector, relative to the benchmark. However, currency selection and security selection helped offset some of the losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$11,488	$11,878
06/18	$12,646	$13,153
06/19	$13,051	$13,908
06/20	$12,988	$14,202
06/21	$17,841	$19,778
06/22	$15,087	$16,663
06/23	$17,170	$19,417
06/24	$20,821	$23,179
06/25	$23,586	$26,927
06/26	$28,828	$33,301

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	22.22%	10.07%	11.17%
Class C (with sales charges)	21.22%	10.07%	11.17%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,545,686,384
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,610,719	[28]
InvestmentCompanyPortfolioTurnover	23.00%	[28]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,545,686,384
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%Footnote Reference+
Total Advisory Fees Paid (Net)	$4,610,719Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from September 1, 2025 to June 30, 2026.

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	61.7%
Investment Companies	37.6%
Short-Term Investments	0.9%
Other assets less liabilities	-0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from August 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.

[1]	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.
[2]	Based on the Period from September 1, 2025 to June 30, 2026.
[3]	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.
[4]	Based on the Period from September 1, 2025 to June 30, 2026.
[5]	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.
[6]	Based on the Period from September 1, 2025 to June 30, 2026.
[7]	Annualized. This period represents the ten-month period from September 1, 2025 to June 30, 2026.
[8]	Based on the Period from September 1, 2025 to June 30, 2026.
[9]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[10]	Based on the Period from August 1, 2025 to June 30, 2026.
[11]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[12]	Based on the Period from August 1, 2025 to June 30, 2026.
[13]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[14]	Based on the Period from August 1, 2025 to June 30, 2026.
[15]	Annualized. This period represents the eleven month period from August 1, 2025 to June 30, 2026.
[16]	Based on the Period from August 1, 2025 to June 30, 2026.
[17]	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.
[18]	Based on the Period from September 1, 2025 to June 30, 2026.
[19]	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.
[20]	Based on the Period from September 1, 2025 to June 30, 2026.
[21]	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.
[22]	Based on the Period from September 1, 2025 to June 30, 2026.
[23]	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.
[24]	Based on the Period from September 1, 2025 to June 30, 2026.
[25]	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.
[26]	Based on the Period from September 1, 2025 to June 30, 2026.
[27]	Annualized. This period represents the ten month period from September 1, 2025 to June 30, 2026.
[28]	Based on the Period from September 1, 2025 to June 30, 2026.